FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 171	$ 106	$ 110	$ 141
Banks [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	31	11
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 140	$ 95